MASSMUTUAL FUNDS
MassMutual Small Cap Value Equity Fund
Supplement dated July 10, 2024 to the
Prospectus dated February 1, 2024 and the
Summary Prospectus dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
The following information replaces the information for Shaun F. Pedersen and Danielle S. Williams, CFA found under the heading Portfolio Manager(s) in the section titled Management (on page 72 of the Prospectus):
Shaun F. Pedersen is a Senior Managing Director and Equity Portfolio Manager at Wellington Management. He has managed the Fund since October 2009. He is expected to retire from Wellington Management on June 30, 2025.
Danielle S. Williams, CFA is a Managing Director and Equity Portfolio Manager at Wellington Management. She has managed the Fund since February 2022.
The following information replaces the information for Shaun F. Pedersen and Danielle S. Williams, CFA found under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 138 of the Prospectus:
Shaun F. Pedersen
has served as portfolio manager of a portion of the Small Cap Value Equity Fund since 2009. Mr. Pedersen is a Senior Managing Director and Equity Portfolio Manager of Wellington Management and joined the firm as an investment professional in 2004. He is expected to retire from Wellington Management on June 30, 2025.
Danielle S. Williams, CFA
has served as portfolio manager of a portion of the Small Cap Value Equity Fund since 2022. Ms. Williams is a Managing Director and Equity Portfolio Manager of Wellington Management and joined the firm as an investment professional in 2014.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-24-09
SCVE-24-02

MASSMUTUAL FUNDS
MassMutual Small Cap Value Equity Fund
Supplement dated July 10, 2024 to the
Statement of Additional Information dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
The following information supplements the information for Shaun F. Pedersen found on pages B-342 and B-343 in the section titled Appendix C — Additional Portfolio Manager Information:
Mr. Pedersen is expected to retire from Wellington Management on June 30, 2025.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3001M-24-06